Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Taxes [Abstract]
Profits tax rate percentage	16.50%	16.50%	16.50%
Tax loss carry forward (in Dollars)	$ 14	$ 9